Debt - Schedule of outstanding debt (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt and capital leases including current portion	$ 1,410.3	$ 2.7
Less current portion and short-term borrowings	(1.4)	(0.4)
Less unamortized debt issuance costs	(39.0)	0.0
Long-term debt and capital leases	1,369.9	2.3	$ 3.6
Revolving credit facility
Debt Instrument [Line Items]
Total debt and capital leases including current portion	32.0	0.0
Term loan B
Debt Instrument [Line Items]
Total debt and capital leases including current portion	950.0	0.0
Senior Notes due 2024
Debt Instrument [Line Items]
Total debt and capital leases including current portion	425.0	0.0
Other
Debt Instrument [Line Items]
Total debt and capital leases including current portion	$ 3.3	$ 2.7